Net revenues (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Revenue by Type
Net revenues were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Revenues from:
Sales of goods	€107,219	€107,497	€107,095
Services provided	2,217	2,237	1,600
Contract revenues	929	737	1,309
Lease installments from assets sold with a buy-back commitment	421	405	403
Interest income of financial services activities	148	142	188
Total Net revenues	€110,934	€111,018	€110,595

Schedule of Revenue by Geographical Location
Net revenues attributed by geographical area were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Net revenues in:
North America	€68,374	€71,047	€71,979
Italy	8,755	8,478	7,165
Brazil	6,406	4,953	5,103
China	4,240	4,493	4,720
Germany	3,990	4,160	3,794
France	3,487	3,266	2,852
Argentina	1,817	1,409	1,175
Spain	1,569	1,467	1,254
Turkey	1,456	1,705	1,682
United Kingdom	1,366	1,632	1,744
Japan	816	713	625
Australia	497	473	936
Other countries	8,161	7,222	7,566
Total Net revenues	€110,934	€111,018	€110,595
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31
	2017	2016
	(€ million)
North America	€34,099	€35,833
Italy	12,458	12,558
Brazil	5,137	6,310
Poland	1,151	1,117
Serbia	639	660
Other countries	2,536	2,582
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€56,020	€59,060